Employee benefits and private pension plan - Post-employment benefit expense (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Employee benefit expense	R$ 27,077	R$ 17,521	R$ 20,944
Health and dental care plan [member]
Disclosure of defined benefit plans [line items]
Employee benefit expense	20,420	11,182	14,660
Indemnification of FGTS [member]
Disclosure of defined benefit plans [line items]
Employee benefit expense	5,290	4,909	4,766
Seniority bonus [member]
Disclosure of defined benefit plans [line items]
Employee benefit expense	254	286	563
Life insurance [member]
Disclosure of defined benefit plans [line items]
Employee benefit expense	R$ 1,113	R$ 1,144	R$ 955